Tax - Summary of Reconciliation of Tax Paid to Total Current Tax Charge in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Tax Paid [abstract]
Current tax charge in the Group income statement	$ 273	$ 176	$ 143
Current tax credit in the Group statement of comprehensive income	(6)	(2)
Current tax credit taken directly to equity	(5)
Total current tax charge	262	174	143
Movements to tax contingencies	(2)	10	(4)
Timing differences of cash tax paid and foreign exchange differences	(17)	27	(53)
Tax paid per cash flow	$ 243	$ 211	$ 86